Intangible Assets and Unfavorable Lease Terms	12 Months Ended
Dec. 31, 2012
Intangible Assets And Unfavorable Lease Terms [Abstract]
Intangible Assets And Unfavorable Lease Terms

NOTE 7 - INTANGIBLE ASSETS AND UNFAVORABLE LEASE TERMS
Intangible assets and unfavorable lease terms as of December 31, 2012 and 2011 consist of the following:

	Cost	Accumulated Amortization	Net Book Value
Total favorable lease terms charter-out December 31, 2010	$191,874	$(21,783)	$170,091

Additions	43,780	(33,311)	10,469

Write-off of intangible asset	(8,319)	4,340	(3,979)

Total favorable lease terms charter-out December 31, 2011	$227,335	$(50,754)	$176,581
Additions	21,193	(37,295)	(16,102)

Total favorable lease terms charter-out December 31, 2012	$248,528	$(88,049)	$160,479

Amortization (expense)/income of favorable and unfavorable lease terms for the years ended December 31, 2012, 2011 and 2010 are presented in the following table:

	Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010
Unfavorable lease terms	$—	$665	$1,997
Favorable lease terms charter-out	(37,295)	(33,311)	(19,685)
Favorable lease terms charter-in	—	—	(2)

Total	$(37,295)	$(32,646)	$(17,690)

The aggregate amortizations of the intangibles are estimated to be as follows:

Year	Amount
2013	$38,451
2014	27,608
2015	22,335
2016	17,526
2017	17,526
2018 and thereafter	37,033

$160,479

On June 15, 2012, Navios Partners acquired from Navios Holdings, the Navios Buena Ventura for a purchase price of $67,500 of which $46,307 was allocated to the vessel and $21,193 allocated to the acquired time charter-out contract with favorable leases.
On May 19, 2011, Navios Partners purchased from Navios Holdings, the Navios Luz, a 2010 built Capesize vessel and the Navios Orbiter, a 2004 built Panamax vessel. Favorable lease terms recognized through this transaction amounted to $22,879 for the Navios Luz and $20,901 for the Navios Orbiter and were related to the acquisition of the rights on the time charter-out contracts of the vessels.
The Navios Apollon was off-hire due to an engine breakdown and therefore the charter-out contract was terminated. The net book value of the favorable lease term that was attached to the time charter-out contract was $3,979 and was written-off in the statement of income.
Intangible assets subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero. The weighted average useful lives are 7.7 years for favorable lease terms charter out.